Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Carrying Value and Estimated Fair Value of Securities
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,181	$66	$-	$9,247
Municipal notes	10,413	368	(23)	10,758
Corporate securities	1,135	15	-	1,150
Mortgage-backed securities	28,901	736	(29)	29,608
Equity securities	3	-	(2)	1

Total	$49,633	$1,185	$(54)	$50,764

Securities Held to Maturity
Municipal notes	$2,345	$225	$-	$2,570

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,756	$108	$(1)	$14,863
Municipal notes	6,927	361	(12)	7,276
Mortgage-backed securities	30,350	603	(44)	30,909
Equity securities	3	-	(2)	1

Total	$52,036	$1,072	$(59)	$53,049

Securities Held to Maturity
Municipal notes	$2,435	$230	$-	$2,665

Amortized Cost and Estimated Market Value of Securities by Contract Maturity
December 31, 2012
	Amortized Cost	Market Value

Available For Sale:

Due in one year or less	$1,857	$1,864
Due after one year through five years	13,981	14,245
Due in five year through ten years	4,605	4,673
Due after ten years	286	373

Subtotal	20,729	21,155

Equity securities	3	1
Mortgage-backed securities	28,901	29,608

Total	$49,633	$50,764

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	455	486
Due in five year through ten years	660	726
Due after ten years	1,140	1,266

Total	$2,345	$2,570

Summary of Investments with an Amortized Cost in Excess of Their Fair Values
	December 31, 2012				December 31, 2011
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	less than 12 months	Fair Value	greater than 12 months	Fair Value	less than 12 months	Fair Value	greater than 12 months
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$-	$-	$-	$1,999	$(1)	$-	$-
Municipal notes	1,537	(23)	-	-	646	(12)	-	-
Mortgage-backed securities	2,725	(13)	1,687	(16)	8,137	(27)	1,458	(17)
Equity securities	-	-	1	(2)	-	-	1	(2)
Total Securities available for sale	$4,262	$(36)	$1,688	$(18)	$10,782	$(40)	$1,459	$(19)
Held to Maturity:
Municipal notes	-	-	-	-	-	-	-	-
Total Securities held to maturity	$-	$-	$-	$-	$-	$-	$-	$-